Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Short-Intermediate Government Trust
Entity Central Index Key	0000357159
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000024572
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Government Fund
Class Name	Institutional Shares
Trading Symbol	FIGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Intermediate Government Fund (the "Fund") for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 103,129,800
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$103,129,800 Number of Investments43 Portfolio Turnover72%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	1.0%
Collateralized Mortgage Obligations	10.2%
Mortgage-Backed Securities	19.4%
U.S. Treasury Securities	68.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
Greater than 5 Years	27.4%
2-5 Years	67.2%
Less than 2 Years	3.8%

Material Fund Change [Text Block]
C000024571
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Government Fund
Class Name	Class R Shares
Trading Symbol	FIGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Intermediate Government Fund (the "Fund") for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$66	1.33%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.33%
AssetsNet	$ 103,129,800
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$103,129,800 Number of Investments43 Portfolio Turnover72%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	1.0%
Collateralized Mortgage Obligations	10.2%
Mortgage-Backed Securities	19.4%
U.S. Treasury Securities	68.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
Greater than 5 Years	27.4%
2-5 Years	67.2%
Less than 2 Years	3.8%

Material Fund Change [Text Block]
C000024573
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Government Fund
Class Name	Service Shares
Trading Symbol	FIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Intermediate Government Fund (the "Fund") for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
AssetsNet	$ 103,129,800
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$103,129,800 Number of Investments43 Portfolio Turnover72%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	1.0%
Collateralized Mortgage Obligations	10.2%
Mortgage-Backed Securities	19.4%
U.S. Treasury Securities	68.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
Greater than 5 Years	27.4%
2-5 Years	67.2%
Less than 2 Years	3.8%

Material Fund Change [Text Block]